Marketable Securities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities
Equity securities	$ 0		$ 0		$ 1,390,355
Fixed income securities	5,300,000		5,300,000		10,439,897	10,439,897
Gross proceeds from sales of marketable securities	4,600,000	0	10,517,749	0	4,019,706	0
Unrealized gain (loss) on the investments	(219,096)	183,124	433,665	183,124	636,778	0
Realized gains/losses from the sale of marketable securities	$ (108,131)	$ (348,716)	$ (443,954)	$ (348,716)	$ 499,949	$ 0